Financial Instruments - Fair Value and Risk Management - Summary of Maximum Exposure to Credit Risk for Trade Accounts Receivable by Type of Counterparty (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	$ 47,733	R$ 184,954	R$ 134,039
Allowance for doubtful accounts	(5,458)	(21,147)	(20,871)
Trade accounts receivable, net	42,275	163,807	113,168
Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	47,733	184,954	134,039
Allowance for doubtful accounts	(5,458)	(21,147)	(20,871)
Trade accounts receivable, net	42,275	163,807	113,168
Credit card operations [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	41,040	159,023	114,218
Credit card operations [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	36,316	140,719	87,983
BToB Customers and others [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Total trade accounts receivable	$ 11,417	R$ 44,235	R$ 46,056